INTANGIBLE ASSETS (INCLUDING GOODWILL) (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Schedule of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Notes	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2019		422	22	18	15	13	2	70
Intangible assets acquired through business combination	3	24	—	—	—	—	—	—
Additions		—	—	1	—	8	—	9
Amortization expense		—	(1)	(8)	(1)	—	—	(10)
Transfer during the year		—	—	7	—	(7)	—	—
Effects of changes in foreign exchange rates		9	—	1	—	—	—	1
Net balance at December 31, 2019		455	21	19	14	14	2	70
Cost		455	87	73	39	16	2	217
Less accumulated depreciation and impairment		—	(66)	(54)	(25)	(2)	—	(147)
Net balance at December 31, 2019		455	21	19	14	14	2	70

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2018	403	24	18	15	9	2	68
Additions	—	—	2	—	8	1	11
Amortization expense	—	(3)	(8)	(1)	—	(1)	(13)
Transfer during the year	—	—	5	—	(5)	—	—
Effects of changes in foreign exchange rates	19	1	1	1	1	—	4
Net balance at December 31, 2018	422	22	18	15	13	2	70
Cost	422	84	65	39	13	3	204
Less accumulated depreciation and impairment	—	(62)	(47)	(24)	—	(1)	(134)
Net balance at December 31, 2018	422	22	18	15	13	2	70